Related Party Transactions	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Management Fee - Related and Other

a.
Teekay, and its wholly-owned subsidiary and the Company's manager, Teekay Tankers Management Services Ltd. (or the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement. In addition, the Manager has subcontracted with TTOL and its affiliates to provide certain commercial and technical services to the Company. Certain of the Company’s vessels participate in revenue sharing arrangements that are managed by TTOL (collectively the Pool Managers). For additional information about these arrangements, please read “Item 7 – Major Shareholders and Related Party Transactions – Related Party Transactions” in our Annual Report on Form 20-F for the year ended December 31, 2016. Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
	$	$	$	$
Time-charter revenues (i)	—	2,452	—	4,987
Pool management fees and commissions (ii)	(1,063)	(2,750)	(2,799)	(5,886)
Commercial management fees (iii)	(480)	(408)	(1,187)	(748)
Vessel operating expenses - technical management fee (iv)	(2,196)	(2,276)	(4,422)	(4,587)
Strategic and administrative service fees (v)	(4,253)	(2,775)	(6,917)	(4,990)
Lay-up service revenues	—	116	6	116
LNG terminal services revenue (vi)	84	—	168	—
Technical management fee revenues (vii)	1,220	—	1,220	—
Service revenues	277	—	277	—
Entities under Common Control (note 3):
Pool management fees and commissions	1,063	2,750	2,799	5,886
Commercial management fees	480	408	1,187	748
Strategic and administrative service fees (v)	(2,891)	(4,178)	(7,026)	(8,148)
Technical management fee revenues (vii)	2,137	2,641	4,890	5,358
Service revenues	638	1,482	1,772	3,011

(i)
The Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was scheduled to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, and subsequently expired on July 15, 2016.

(ii)
The Company’s share of the Pool Managers’ fees is reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of (loss) income. The Company acquired the Pool Managers on May 31, 2017 (notes 3 and 5(c)). Subsequent to the acquisition, the Company's share of the Pool Managers' fees has been eliminated.

(iii)
The Manager’s commercial management fees for vessels on time charter-out contracts and spot-traded vessels not included in the pool, which are reflected in voyage expenses on the Company’s consolidated statements of (loss) income. Subsequent to the acquisition, the Company's share of the Manager's commercial management fees has been eliminated.

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company's consolidated statements of (loss) income.

(v)
The Manager's strategic and administrative service fees have been presented in general and administrative fees on the Company's consolidated statements of (loss) income. The Company's executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company's long-term incentive plan described in note 10) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company's management matters through the strategic portion of the management fee.

(vi)
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly owned by Teekay LNG Partners L.P. (or TGP) (which is controlled by Teekay), for the Bahrain LNG Import Terminal (or the Terminal). The Terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly owned by TGP, has a 30% interest.

(vii)
The Company receives reimbursements from Teekay who subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.

b.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. The amounts owing from the Revenue Sharing Arrangements (or RSAs) for monthly distributions are reflected in the consolidated balance sheets as pool receivable from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. The Company had also advanced $31.5 million and $35.7 million as at June 30, 2017 and December 31, 2016, respectively, to the RSAs for working capital purposes. These amounts, which are reflected in the consolidated balance sheets in due from affiliates, are without interest and are repayable when applicable vessels leave the pools.